Ordinary Shares - Additional Information (Detail) (USD $)	1 Months Ended	6 Months Ended	13 Months Ended	1 Months Ended			1 Months Ended			1 Months Ended
	Dec. 31, 2010	Jun. 30, 2012	Dec. 31, 2011	Mar. 31, 2012 Initial Public Offering	Jun. 30, 2012 Initial Public Offering	Mar. 05, 2012 Initial Public Offering	Mar. 31, 2012 Private Placement	Jun. 30, 2012 Private Placement	Mar. 05, 2012 Private Placement	Apr. 30, 2012 Issuance of Additional Ordinary Shares under the IPO
Subsidiary, Sale of Stock [Line Items]
Number of shares issued				13,333,333			714,285			129,600
Per share price						$ 14.00			$ 14.00
Total gross proceeds	$ 300,000	$ 182,063,000	$ 300,000	$ 186,667			$ 10,000			$ 1,814
Net proceeds after deducting underwriting discounts and commissions and offering expenses		185,994,000		170,486						1,577
Accrued offering costs			$ 1,478,000		$ 63			$ 0